INCOME TAXES (Details) - Income tax provision (benefit) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Federal:
Current
Deferred	(1,606,000)	(2,489,000)
State:
Current
Deferred	(1,000)	3,000
Adjustment to valuation allowance related to net deferred tax assets	1,607,000	2,486,000
Income tax provision (benefit)